Annual Fund Operating Expenses - First Trust Securitized Plus ETF - First Trust Securitized Plus ETF	Aug. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.76%